CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY AND COMPREHENSIVE INCOME (USD $) In Thousands, except Share data	Total	Ordinary shares	Additional paid-in capital	Treasury stock	Accumulated other comprehensive income	Statutory reserve	Retained earning	Equity attributable to China Techfaith Wireless Communication Technology Limited Shareholders	Noncontrolling Interests	Comprehensive income
Beginning Balance at Dec. 31, 2008	$ 191,816	$ 13	$ 105,846		$ 24,095	$ 8,542	$ 51,980	$ 190,476	$ 1,340
Beginning Balance (in shares) at Dec. 31, 2008		650,034,590
Repurchase of ordinary shares	(199)			(199)				(199)
Foreign currency translation adjustments	77				77			77		77
Vesting of nonvested shares (in shares)		121,455
Share-based compensation	20		20					20
Net income	2,386						4,414	4,414	(2,028)	2,386
Provision for statutory reserve						2,451	(2,451)
Capital contribution by noncontrolling shareholders	9,838		7,791		(309)			7,482	2,356
Ending Balance at Dec. 31, 2009	203,938	13	113,657	(199)	23,863	10,993	53,943	202,270	1,668	2,463
Ending Balance (in shares) at Dec. 31, 2009		650,156,045
Issue of ordinary shares for acquisition of Citylead (in shares)		65,934,066
Issue of ordinary shares for acquisition of Citylead	12,835	1	12,834					12,835
Cancellation of treasury stock (in shares)		(918,000)
Cancellation of treasury stock			(199)	199
Conversion of convertible notes (in shares)		78,814,628
Conversion of convertible notes	16,750	2	13,202					13,204	3,546
Foreign currency translation adjustments	7,365				7,235			7,235	130	7,365
Vesting of nonvested shares (in shares)		16,454
Share-based compensation	1		1					1
Net income	28,658						27,840	27,840	818	28,658
Provision for statutory reserve						5,686	(5,686)
Ending Balance at Dec. 31, 2010	269,547	16	139,495		31,098	16,679	76,097	263,385	6,162	36,023
Ending Balance (in shares) at Dec. 31, 2010		794,003,193
Foreign currency translation adjustments	13,026				12,499			12,499	527	13,026
Share-based compensation	2,172		2,172					2,172
Net income	29,810						27,127	27,127	2,683	29,810
Provision for statutory reserve						5,952	(5,952)
Capital contribution by noncontrolling shareholders	11,430								11,430
Ending Balance at Dec. 31, 2011	$ 325,985	$ 16	$ 141,667		$ 43,597	$ 22,631	$ 97,272	$ 305,183	$ 20,802	$ 42,836
Ending Balance (in shares) at Dec. 31, 2011		794,003,193